Dividends (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Cash Dividends [Abstract]
Schedule of Dividends	Dividends declared were as follows:

	2023				2022
	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$301,771		$0.4340		$486,043		$0.7130
Series A Shares	C$	6,194	C$	1.2905	C$	6,194	C$	1.2905
Series D Shares	C$	5,091	C$	1.2728	C$	5,091	C$	1.2728